Fair Value Measurements (Details) - EBP 002 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total financial assets	$ 2,378,392	$ 2,122,600
Assurant, Inc. common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total financial assets	50,100	47,200
Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total financial assets	2,378,392	2,122,600
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total financial assets	331,208	382,113
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Money market funds
EBP, Investment, Fair Value and NAV [Line Items]
Total financial assets	136,326	137,506
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Collective investment trusts
EBP, Investment, Fair Value and NAV [Line Items]
Total financial assets	1,860,713	1,555,759
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Assurant, Inc. common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total financial assets	50,145	47,222
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total financial assets	517,679	566,841
Level 1 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total financial assets	331,208	382,113
Level 1 | Money market funds
EBP, Investment, Fair Value and NAV [Line Items]
Total financial assets	136,326	137,506
Level 1 | Collective investment trusts
EBP, Investment, Fair Value and NAV [Line Items]
Total financial assets	0	0
Level 1 | Assurant, Inc. common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total financial assets	50,145	47,222
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total financial assets	1,860,713	1,555,759
Level 2 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total financial assets	0	0
Level 2 | Money market funds
EBP, Investment, Fair Value and NAV [Line Items]
Total financial assets	0	0
Level 2 | Collective investment trusts
EBP, Investment, Fair Value and NAV [Line Items]
Total financial assets	1,860,713	1,555,759
Level 2 | Assurant, Inc. common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total financial assets	0	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total financial assets	0	0
Level 3 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total financial assets	0	0
Level 3 | Money market funds
EBP, Investment, Fair Value and NAV [Line Items]
Total financial assets	0	0
Level 3 | Collective investment trusts
EBP, Investment, Fair Value and NAV [Line Items]
Total financial assets	0	0
Level 3 | Assurant, Inc. common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total financial assets	$ 0	$ 0